Note 3 - Investment Securities - Schedule of Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available for sale securities, amortized cost	$ 346,874	$ 363,433
Available for sale securities, gross unrealized gains	2,716	321
Available for sale securities, gross unrealized losses	(2,258)	(10,688)
Investment securities available for sale, at fair value	347,332	353,066
US States and Political Subdivisions Debt Securities [Member]
Available for sale securities, amortized cost	5,133	4,008
Available for sale securities, gross unrealized gains	36	18
Available for sale securities, gross unrealized losses	(54)	(37)
Investment securities available for sale, at fair value	5,115	3,989
Corporate Debt Securities [Member]
Available for sale securities, amortized cost	2,811	2,927
Available for sale securities, gross unrealized gains	11
Available for sale securities, gross unrealized losses	(16)	(55)
Investment securities available for sale, at fair value	2,806	2,872
US Government Agencies Debt Securities [Member]
Available for sale securities, amortized cost	338,930	356,498
Available for sale securities, gross unrealized gains	2,669	303
Available for sale securities, gross unrealized losses	(2,188)	(10,596)
Investment securities available for sale, at fair value	$ 339,411	$ 346,205